Short-term and long-term loan (ADS Lending Arrangement) (Details) - 12 months ended Dec. 31, 2019 $ / shares in Units, ¥ in Thousands, $ in Millions	USD ($) $ / shares shares	CNY (¥)
Debt Instrument [Line Items]
ADS lending arrangement in connection with issuance of convertible senior notes | ¥		¥ 33,836
ADS
Debt Instrument [Line Items]
Number of shares loaned	4,230,776
Price of Loaned ADSs (in dollars per share) | $ / shares	$ 0.0003
Outstanding number of Loaned ADSs	4,230,776
ADS lending arrangement in connection with issuance of convertible senior notes	$ 5	¥ 33,836